Earnings Per Share (Notes)	12 Months Ended
Dec. 28, 2019
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share
Our earnings per common share (“EPS”) were:

	December 28, 2019	December 29, 2018	December 30, 2017
	(in millions, except per share data)
Basic Earnings Per Common Share:
Net income/(loss) attributable to common shareholders	$1,935	$(10,192)	$10,941
Weighted average shares of common stock outstanding	1,221	1,219	1,218
Net earnings/(loss)	$1.59	$(8.36)	$8.98
Diluted Earnings Per Common Share:
Net income/(loss) attributable to common shareholders	$1,935	$(10,192)	$10,941
Weighted average shares of common stock outstanding	1,221	1,219	1,218
Effect of dilutive equity awards	3	—	10
Weighted average shares of common stock outstanding, including dilutive effect	1,224	1,219	1,228
Net earnings/(loss)	$1.58	$(8.36)	$8.91
We use the treasury stock method to calculate the dilutive effect of outstanding equity awards in the denominator for diluted EPS. We had net losses attributable to common shareholders in 2018. Therefore, we excluded the dilutive effects of equity awards in 2018 as their inclusion would have had an anti-dilutive effect on EPS. Anti-dilutive shares were 10 million in 2019, 13 million in 2018, and 2 million in 2017.